Shareholder Report, Holdings (Details)	May 31, 2024
The New Economy Fund (Class 529-A) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.80%
The New Economy Fund (Class 529-A) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
The New Economy Fund (Class 529-A) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
The New Economy Fund (Class 529-A) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
The New Economy Fund (Class 529-A) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
The New Economy Fund (Class 529-A) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
The New Economy Fund (Class 529-A) | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
The New Economy Fund (Class 529-A) | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
The New Economy Fund (Class 529-C) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.80%
The New Economy Fund (Class 529-C) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
The New Economy Fund (Class 529-C) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
The New Economy Fund (Class 529-C) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
The New Economy Fund (Class 529-C) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
The New Economy Fund (Class 529-C) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
The New Economy Fund (Class 529-C) | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
The New Economy Fund (Class 529-C) | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
The New Economy Fund (Class 529-F-1) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.80%
The New Economy Fund (Class 529-F-1) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
The New Economy Fund (Class 529-F-1) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
The New Economy Fund (Class 529-F-1) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
The New Economy Fund (Class 529-F-1) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
The New Economy Fund (Class 529-F-1) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
The New Economy Fund (Class 529-F-1) | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
The New Economy Fund (Class 529-F-1) | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
The New Economy Fund (Class 529-F-2) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.80%
The New Economy Fund (Class 529-F-2) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
The New Economy Fund (Class 529-F-2) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
The New Economy Fund (Class 529-F-2) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
The New Economy Fund (Class 529-F-2) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
The New Economy Fund (Class 529-F-2) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
The New Economy Fund (Class 529-F-2) | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
The New Economy Fund (Class 529-F-2) | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
The New Economy Fund (Class 529-F-3) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.80%
The New Economy Fund (Class 529-F-3) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
The New Economy Fund (Class 529-F-3) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
The New Economy Fund (Class 529-F-3) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
The New Economy Fund (Class 529-F-3) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
The New Economy Fund (Class 529-F-3) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
The New Economy Fund (Class 529-F-3) | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
The New Economy Fund (Class 529-F-3) | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
The New Economy Fund (Class 529-T) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.80%
The New Economy Fund (Class 529-T) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
The New Economy Fund (Class 529-T) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
The New Economy Fund (Class 529-T) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
The New Economy Fund (Class 529-T) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
The New Economy Fund (Class 529-T) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
The New Economy Fund (Class 529-T) | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
The New Economy Fund (Class 529-T) | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
The New Economy Fund (Class T) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.80%
The New Economy Fund (Class T) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
The New Economy Fund (Class T) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
The New Economy Fund (Class T) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
The New Economy Fund (Class T) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
The New Economy Fund (Class T) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
The New Economy Fund (Class T) | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
The New Economy Fund (Class T) | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
The New Economy Fund (Class A) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.80%
The New Economy Fund (Class A) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
The New Economy Fund (Class A) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
The New Economy Fund (Class A) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
The New Economy Fund (Class A) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
The New Economy Fund (Class A) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
The New Economy Fund (Class A) | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
The New Economy Fund (Class A) | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
The New Economy Fund (Class C) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.80%
The New Economy Fund (Class C) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
The New Economy Fund (Class C) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
The New Economy Fund (Class C) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
The New Economy Fund (Class C) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
The New Economy Fund (Class C) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
The New Economy Fund (Class C) | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
The New Economy Fund (Class C) | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
The New Economy Fund (Class R-6) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.80%
The New Economy Fund (Class R-6) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
The New Economy Fund (Class R-6) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
The New Economy Fund (Class R-6) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
The New Economy Fund (Class R-6) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
The New Economy Fund (Class R-6) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
The New Economy Fund (Class R-6) | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
The New Economy Fund (Class R-6) | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
The New Economy Fund (Class F-1) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.80%
The New Economy Fund (Class F-1) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
The New Economy Fund (Class F-1) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
The New Economy Fund (Class F-1) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
The New Economy Fund (Class F-1) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
The New Economy Fund (Class F-1) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
The New Economy Fund (Class F-1) | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
The New Economy Fund (Class F-1) | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
The New Economy Fund (Class F-2) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.80%
The New Economy Fund (Class F-2) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
The New Economy Fund (Class F-2) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
The New Economy Fund (Class F-2) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
The New Economy Fund (Class F-2) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
The New Economy Fund (Class F-2) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
The New Economy Fund (Class F-2) | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
The New Economy Fund (Class F-2) | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
The New Economy Fund (Class F-3) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.80%
The New Economy Fund (Class F-3) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
The New Economy Fund (Class F-3) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
The New Economy Fund (Class F-3) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
The New Economy Fund (Class F-3) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
The New Economy Fund (Class F-3) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
The New Economy Fund (Class F-3) | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
The New Economy Fund (Class F-3) | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
The New Economy Fund (Class R-1) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.80%
The New Economy Fund (Class R-1) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
The New Economy Fund (Class R-1) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
The New Economy Fund (Class R-1) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
The New Economy Fund (Class R-1) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
The New Economy Fund (Class R-1) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
The New Economy Fund (Class R-1) | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
The New Economy Fund (Class R-1) | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
The New Economy Fund (Class R-2) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.80%
The New Economy Fund (Class R-2) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
The New Economy Fund (Class R-2) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
The New Economy Fund (Class R-2) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
The New Economy Fund (Class R-2) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
The New Economy Fund (Class R-2) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
The New Economy Fund (Class R-2) | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
The New Economy Fund (Class R-2) | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
The New Economy Fund (Class R-2E) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.80%
The New Economy Fund (Class R-2E) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
The New Economy Fund (Class R-2E) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
The New Economy Fund (Class R-2E) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
The New Economy Fund (Class R-2E) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
The New Economy Fund (Class R-2E) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
The New Economy Fund (Class R-2E) | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
The New Economy Fund (Class R-2E) | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
The New Economy Fund (Class R-3) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.80%
The New Economy Fund (Class R-3) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
The New Economy Fund (Class R-3) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
The New Economy Fund (Class R-3) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
The New Economy Fund (Class R-3) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
The New Economy Fund (Class R-3) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
The New Economy Fund (Class R-3) | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
The New Economy Fund (Class R-3) | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
The New Economy Fund (Class R-4) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.80%
The New Economy Fund (Class R-4) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
The New Economy Fund (Class R-4) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
The New Economy Fund (Class R-4) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
The New Economy Fund (Class R-4) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
The New Economy Fund (Class R-4) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
The New Economy Fund (Class R-4) | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
The New Economy Fund (Class R-4) | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
The New Economy Fund (Class R-5) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.80%
The New Economy Fund (Class R-5) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
The New Economy Fund (Class R-5) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
The New Economy Fund (Class R-5) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
The New Economy Fund (Class R-5) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
The New Economy Fund (Class R-5) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
The New Economy Fund (Class R-5) | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
The New Economy Fund (Class R-5) | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
The New Economy Fund (Class R-5E) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.80%
The New Economy Fund (Class R-5E) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
The New Economy Fund (Class R-5E) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
The New Economy Fund (Class R-5E) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
The New Economy Fund (Class R-5E) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
The New Economy Fund (Class R-5E) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
The New Economy Fund (Class R-5E) | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
The New Economy Fund (Class R-5E) | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
The New Economy Fund (Class 529-E) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.80%
The New Economy Fund (Class 529-E) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
The New Economy Fund (Class 529-E) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
The New Economy Fund (Class 529-E) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
The New Economy Fund (Class 529-E) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
The New Economy Fund (Class 529-E) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
The New Economy Fund (Class 529-E) | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
The New Economy Fund (Class 529-E) | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%